Summary of Accounting Policies - Summary of Effect of Adopting New Accounting Standards on Consolidated Statement of Cash Flows (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Item Effected [Line Items]
Decrease (increase) in receivables	$ (81)	$ (325)	$ (203)
Net cash provided by operating activities	517	374	415
Proceeds from deferred purchase price of factored receivables	112	110	113
Net cash used by investing activities	(300)	(229)	(192)
Increase(Decrease) in cash, cash equivalents and restricted cash	(31)	61	3
Cash, cash equivalents and restricted cash, January 1	349	288	285
Cash, cash equivalents and restricted cash, December 31	318	349	288
Previously Reported
Item Effected [Line Items]
Decrease (increase) in receivables	31	(215)	(90)
Net cash provided by operating activities	629	484	528
Change in restricted cash	(1)	(1)	2
Net cash used by investing activities	(413)	(340)	(303)
Increase(Decrease) in cash, cash equivalents and restricted cash	(32)	60	5
Cash, cash equivalents and restricted cash, January 1	347	287	282
Cash, cash equivalents and restricted cash, December 31	315	347	287
Effect of Accounting Change | ASU 2016-18
Item Effected [Line Items]
Change in restricted cash	1	1	(2)
Net cash used by investing activities	1	1	(2)
Increase(Decrease) in cash, cash equivalents and restricted cash	1	1	(2)
Cash, cash equivalents and restricted cash, January 1	2	1	3
Cash, cash equivalents and restricted cash, December 31	3	2	1
Effect of Accounting Change | ASU 2016-15
Item Effected [Line Items]
Decrease (increase) in receivables	(112)	(110)	(113)
Net cash provided by operating activities	(112)	(110)	(113)
Proceeds from deferred purchase price of factored receivables	112	110	113
Net cash used by investing activities	$ 112	$ 110	$ 113